Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	As of December 31,
	2025	2024
Robots at warehouse	$754,945	$4,112,364
Security equipment and others	21,519	274,854
Impairment provision for inventories	(754,945)	(4,112,364)
Inventories	$21,519	$274,854